INTANGIBLE ASSETS (Details Narrative) - CAD ($)	Sep. 30, 2023	Dec. 31, 2022
Gross carrying amount [member] | Patent [Member]
IfrsStatementLineItems [Line Items]
Other cost	$ 221,018	$ 193,382